Note 8 - Redeemable Convertible Preferred Stock	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Preferred Stock [Text Block]
Note
8.
 Redeemable Convertible Preferred Stock

At
December 31, 2018,
Private Adynxx had
2,034,548
shares of Series A convertible preferred stock issued and outstanding, and
1,833,387
shares of Series B convertible preferred stock issued and outstanding. During
2019,
prior to the Merger, an additional
367,041
shares were issued upon conversion of convertible notes described in
‘Note
6
- Term Loans and Convertible Promissory Notes’.

Upon the consummation of the Merger, all outstanding shares of Series A and Series B convertible preferred stock were cancelled and exchanged for shares of the Company’s common stock. Following the Merger, Private Adynxx survived as a wholly-owned subsidiary of new Adynxx, Inc. and adopted a new certificate of incorporation with no
shares of preferred stock authorized or outstanding. The Company has
1,000,000
shares of preferred stock authorized under its certificate of incorporation, as amended.